Commitments and Contingencies (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Oct. 31, 2012 CNY (¥)	Oct. 31, 2012 USD ($)
Purchase obligations under "take or pay" arrangements
Total	¥ 48,700	$ 7,500	¥ 64,800	$ 10,000
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Purchase obligations under "take or pay" arrangements
2016	218,185	33,682
2017	1,456,829	224,896
2018	1,595,406	246,288
2019	1,945,774	300,376
2020	1,945,774	300,376
Thereafter	8,983,114	1,386,753
Total	¥ 16,145,082	$ 2,492,371